Cash At Bank And Restricted Cash - Summary of Detailed Information about Cash At Bank of Parent Company Explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Cash At Bank of Parent Company [Line Items]
Cash at bank	¥ 43,882,127	¥ 34,743,188	¥ 24,158,568
Less: Provision for impairment losses	2,115	3,392	¥ 185
Parent [member]
Disclosure of Detailed Information about Cash At Bank of Parent Company [Line Items]
Cash at bank	1,644,302	1,813,616
Less: Provision for impairment losses	0	0
Demand Deposits [Member]
Disclosure of Detailed Information about Cash At Bank of Parent Company [Line Items]
Cash at bank	26,524,195	22,355,054
Demand Deposits [Member] | Parent [member]
Disclosure of Detailed Information about Cash At Bank of Parent Company [Line Items]
Cash at bank	1,644,302	1,653,163
Demand Deposits [Member] | CURRENCYC N Y [Member] | Parent [member]
Disclosure of Detailed Information about Cash At Bank of Parent Company [Line Items]
Cash at bank	5,518	18,705
Demand Deposits [Member] | CURRENCYU S D [Member] | Parent [member]
Disclosure of Detailed Information about Cash At Bank of Parent Company [Line Items]
Cash at bank	1,638,784	1,634,458
Time Deposits [Member]
Disclosure of Detailed Information about Cash At Bank of Parent Company [Line Items]
Cash at bank	17,360,047	12,391,526
Time Deposits [Member] | Parent [member]
Disclosure of Detailed Information about Cash At Bank of Parent Company [Line Items]
Cash at bank	0	160,453
Time Deposits [Member] | CURRENCYC N Y [Member] | Parent [member]
Disclosure of Detailed Information about Cash At Bank of Parent Company [Line Items]
Cash at bank	0	160,453
Time Deposits [Member] | CURRENCYU S D [Member] | Parent [member]
Disclosure of Detailed Information about Cash At Bank of Parent Company [Line Items]
Cash at bank	¥ 0	¥ 0